PREPAID AND OTHER CURRENT ASSETS - Additional Information (Details) ¥ in Thousands, $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Nov. 23, 2022 USD ($)
Ambow subsidiaries
Consideration from disposal receivable in cash | ¥				¥ 41,788
Ambow Subsidiaries | Discontinued Operations | Purchase Agreement
Ambow subsidiaries
Cash consideration					$ 12.0
Consideration from disposal received in cash			$ 6.0
Ambow Subsidiaries | Discontinued Operations | Purchase Agreement | Subsequent Event
Ambow subsidiaries
Consideration from disposal received in cash	$ 2.0	$ 2.0
Consideration from disposal receivable in cash		$ 4.0